Going Concern and Liquidity (Details) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended								99 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2005	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2013
Going Concern and Liquidity [Abstract]
Working capital	$ 1,133,410			$ 1,133,410		$ (1,572,905)								$ (1,572,905)
Net losses	$ (456,351)	$ (591,553)	$ (5,534,319)	$ (1,629,777)	$ (1,989,622)	$ (2,640,590)	$ (2,789,976)	$ (1,804,451)	$ (1,277,001)	$ (1,114,409)	$ (1,307,630)	$ (1,043,190)	$ (767,951)	$ (17,933,527)